Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Nonrecurring Fair Value Measurements
onrecurring Fair Value Measurements
The following table presents the Company's nonfinancial assets that were measured at fair value on a nonrecurring basis during 2011:

	Fair Value at November 1, 2011	(Level 1)	(Level 2)	(Level 3)	Impairment Charges
Goodwill - Scantron	$281.9	$—	$—	$281.9	$102.2
Indefinite-lived tradename - Scantron	6.8	—	—	6.8	4.2

Recurring Fair Value Measurements
Fair values of financial instruments subject to recurring fair value measurements as of December 31, 2012 and 2011, are as follows:

	Balance at December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Corporate equity securities	$0.1	$0.1	$—	$—
Liability for interest rate swaps	1.3	—	1.3	—

	Balance at December 31, 2011	(Level 1)	(Level 2)	(Level 3)
United States treasury securities	$56.6	$56.6	$—	$—
Corporate equity securities	0.1	0.1	—	—
Liability for interest rate swaps	9.0	—	9.0	—
Liability for contingent consideration related to business combinations	0.6	—	—	0.6

Reconciliation of the Fair Value of Contingent Consideration Measured using Significant Unobservable Inputs
The following table presents the Company's liability for contingent consideration related to business combinations measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	2012	2011
Balance at beginning of period	$0.6	$8.2
Businesses acquired	—	17.0
Net changes in fair value	(0.6)	(24.3)
Payment on contingent consideration arrangement	—	(0.3)
Balance at end of period	$—	$0.6